INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates and joint ventures (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investment in associates and joint ventures	$ 3,311,506	[1]	$ 2,928,984
Investments in associates at fair value	2,041,402		1,830,884
Investments in associates at equity method value	972,064		937,727
Total for all associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investment in associates and joint ventures	3,013,466		2,768,611	$ 2,526,073
Total for all joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investment in associates and joint ventures	$ 298,040		$ 160,373	$ 471,530

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.